UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Mittleman Brothers LLC
      188 Birch Hill Road
      Locust Valley, Ny 11560


Form 13F File Number:  [        ]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Philip Mittleman
Title: Managing Partner
Phone: 516-686-6200

Signature, Place, and Date of Signing:

  Philip Mittleman           Locust Valley, NY         May 15, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               15
                                                  -----------------------

Form 13F Information Table Value Total:            116313(x1000)
                                                  -----------------------


List of Other Included Managers:

                            Mittleman Brothers LLC
                           Form 13F Information Table


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


FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------- ------------ ---------- --- ----- ------------- --------- ------ ----- ---
AVIS BUDGET GROUP INC               COM     053774105        5087    182777SH              SOLE                  182777
CAPITAL TRUST INC                   COM     14052H506        6327   2317610SH              SOLE                 2317610
CARMIKE CINEMAS INC                 COM     143436400       21585   1191210SH              SOLE                 1191210
DEX ONE CORP                        COM     25212W100        8135   4757198SH              SOLE                 4757198
GSI GROUP INC                       COM     36191C205        4837    567063SH              SOLE                  567063
HARBINGER GROUP INC                 COM     41146A106       18549   2245685SH              SOLE                 2245685
HEALTH MGMT ASSOC                   COM     421933102         347     26960SH              SOLE                   26960
KB FINANCIAL GROUP INC              ADR     48241A105        3400    102898SH              SOLE                  102898
KT CORP                             ADR     48268K101        3426    218075SH              SOLE                  218075
LEAPFROG ENTERPRISES INC            COM     52186N106        3512    410230SH              SOLE                  410230
MULTIMEDIA GAMES                    COM     625453105        4722    226242SH              SOLE                  226242
PENN VIRGINIA CORP                  COM     707882106        3555    879917SH              SOLE                  879917
REVLON INC                          COM     761525809       22681   1014339SH              SOLE                 1014339
SKILLED HEALTHCARE GRP              COM     83066R107        4738    721126SH              SOLE                  721126
UNISYS CORP                         COM     909214306        5414    237972SH              SOLE                  237972

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